Note 4 - Related Party Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 4. Related Party Disclosure

In March 2015, Crede CG III, Ltd (“Crede”), an affiliate of our Chairman and Chief Executive Officer, loaned the company $200,000. This short term, interest free indebtedness was repaid in full in April 2015 from the proceeds we received in the Bridge Notes financing.

In December 2014, we entered into securities purchase agreement with several investors including Steve Gorlin, an affiliate of the Company, related to the sale and issuance of common stock. Mr. Gorlin received approximately 150,000 shares of common stock at a price of $2.00 per share, for gross proceeds of approximately $300,000. Such proceeds were received subsequent to year-end.

Crede, an affiliate of our Chairman and Chief Executive Officer, participated in our January 2014 and May 2014 Offerings. Crede received approximately 3,662,932 shares of our common stock and warrants to purchase an aggregate 3,662,932 shares of common stock at a price of $0.58 per share, for gross proceeds of approximately $2.1 million.

Shamus, LLC (“Shamus”), a company owned by David E. Smith, a member of the Company’s board of directors, participated in our May 2014 Offering. Shamus received approximately 344,828 shares of our common stock and warrants to purchase an aggregate 344,828 shares of common stock at a price of $0.58 per share, for gross proceeds of approximately $200,000.

Note 4. Receivable – Related Party

In December 2014, we entered into securities purchase agreement with several investors including Steve Gorlin, an affiliate of the Company, related to the sale and issuance of common stock. Mr. Gorlin received approximately 150,000 shares of common stock at a price of $2.00 per share, for gross proceeds of approximately $300,000. Such proceeds were received subsequent to year-end.

In December 2010, we entered into a three-year sublease agreement with Xoftek, Inc., an affiliate of our Chairman and Chief Executive Officer, to sublease approximately one-third of our office space for a three-year term for a monthly rent of approximately $11,000 per month. The related party receivable as of December 31, 2014 and December 31, 2013 was $0 and $115,000, respectively. This is net of an offset against this receivable of $0 and $186,000 payable to our Chairman and Chief Executive Officer at December 31, 2014 and December 31, 2013, respectively. We have offset approximately $382,000 in payables due to our Chairman and Chief Executive Officer during the year ended December 31, 2014.